Intangible Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Software licenses
Intangible Assets
Cost of Intangible Assets and Goodwill		$ 9,150,689	$ 7,305,848
Additions Intangible Assets and Goodwill		5,577,772	3,529,654
Disposals Intangible Assets and Goodwill		2,882,168	1,684,813
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated		1,990,885	2,737,022
Amortisation Disposals Intangible Assets and Goodwill	$ 420,149	1,167,372
Amortisation for the Period Intangible Assets and Goodwill	657,996	421,235
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	2,228,732	1,990,885
Carrying Amount of Intangible Assets and Goodwill	9,617,561	7,159,804
Total Intangible Assets And Goodwill
Intangible Assets
Cost of Intangible Assets and Goodwill		9,150,689	7,305,848
Additions Intangible Assets and Goodwill		5,577,772	3,529,654
Disposals Intangible Assets and Goodwill		2,882,168	1,684,813
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated		1,990,885	$ 2,737,022
Amortisation Disposals Intangible Assets and Goodwill	420,149	1,167,372
Amortisation for the Period Intangible Assets and Goodwill	657,996	421,235
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	2,228,732	1,990,885
Carrying Amount of Intangible Assets and Goodwill	$ 9,617,561	$ 7,159,804